T. ROWE PRICE High Yield Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 3.7% (1)
Airlines 0.2%
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.77%, 6/21/27  11,596 11,931
11,931
Broadcasting 0.1%
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.173%, 10/11/29 (2) 6,400 6,272
6,272
Energy 0.2%
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.176%, 3/11/26  10,042 9,982
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 8/1/29 (3) 2,760 2,738
12,720
Information Technology 0.2%
RealPage, FRN, 1M TSFR + 6.50%, 11.941%, 4/23/29  15,551 15,418
15,418
Manufacturing 0.1%
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.941%, 9/6/25 (3) 10,049 9,899
9,899
Services 1.1%
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.176%, 12/10/29  31,260 30,009
UKG, FRN, 3M TSFR + 5.25%, 10.68%, 5/3/27  44,205 44,592
74,601
Wireless Communications 1.8%
Asurion, FRN, 1M TSFR + 5.25%, 10.691%, 1/31/28  69,714 66,428
Asurion, FRN, 1M TSFR + 5.25%, 10.691%, 1/20/29  67,225 63,296
129,724
Total Bank Loans (Cost $267,054) 260,565
COMMON STOCKS 0.8%
Gaming 0.0%
New Cotai Participation, Class B (2)(4)(5) — —
—
Health Care 0.4%
Avantor (2) 626 15,424
Becton Dickinson & Company  57 13,500
28,924
Manufacturing 0.2%
Danaher  53 13,357
13,357

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining 0.2%
Constellium (2) 928 18,003
18,003
Total Common Stocks (Cost $45,871) 60,284
CONVERTIBLE BONDS 0.1%
Automotive 0.1%
Rivian Automotive, 4.625%, 3/15/29 (5) 9,770 7,927
Total Convertible Bonds (Cost $10,179) 7,927
CONVERTIBLE PREFERRED STOCKS 0.0%
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27 (2)(4) 47 —
Total Convertible Preferred Stocks (Cost $16) —
CORPORATE BONDS 92.8%
Aerospace & Defense 2.1%
Spirit AeroSystems, 9.75%, 11/15/30 (5) 9,920 10,627
TransDigm, 5.50%, 11/15/27  6,980 6,736
TransDigm, 6.375%, 3/1/29 (5) 12,545 12,608
TransDigm, 6.625%, 3/1/32 (5) 25,395 25,585
TransDigm, 6.75%, 8/15/28 (5) 19,570 19,765
TransDigm, 6.875%, 12/15/30 (5) 47,753 48,350
TransDigm, 7.125%, 12/1/31 (5) 16,725 17,143
TransDigm, 7.50%, 3/15/27  7,000 7,000
147,814
Airlines 0.6%
American Airlines, 5.75%, 4/20/29 (5) 27,295 26,647
United Airlines, 4.625%, 4/15/29 (5)(6) 20,425 18,765
45,412
Automotive 5.8%
Adient Global Holdings, 8.25%, 4/15/31 (5)(6) 20,590 21,619
Benteler International, 10.50%, 5/15/28 (5) 6,870 7,351
Clarios Global, 8.50%, 5/15/27 (5)(6) 31,075 31,153
Dana, 4.25%, 9/1/30 (6) 1,980 1,708
Dana, 5.625%, 6/15/28  34,105 32,911
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (5) 14,175 16,777
Ford Motor, 6.10%, 8/19/32  17,340 17,321
Ford Motor, 7.45%, 7/16/31 (6) 1,725 1,861
Ford Motor, 9.625%, 4/22/30  12,640 14,779
Ford Motor Credit, 7.35%, 3/6/30  15,470 16,313

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Global Auto Holdings, 8.375%, 1/15/29 (5)(6) 5,440 5,195
Global Auto Holdings, 8.75%, 1/15/32 (5) 5,480 5,192
Goodyear Tire & Rubber, 5.00%, 7/15/29 (6) 4,115 3,776
Goodyear Tire & Rubber, 5.25%, 4/30/31 (6) 17,000 15,343
Goodyear Tire & Rubber, 5.25%, 7/15/31 (6) 27,450 24,705
Goodyear Tire & Rubber, 5.625%, 4/30/33 (6) 19,830 17,624
Jaguar Land Rover Automotive, 5.875%, 1/15/28 (5) 8,600 8,467
Mavis Tire Express Services Topco, 6.50%, 5/15/29 (5)(6) 33,345 31,178
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%,
10/15/26 (5) 95,790 91,240
Tenneco, 8.00%, 11/17/28 (5)(6) 17,000 15,470
Wand NewCo 3, 7.625%, 1/30/32 (5) 21,900 22,447
ZF North America Capital, 6.875%, 4/14/28 (5) 4,420 4,503
ZF North America Capital, 7.125%, 4/14/30 (5) 5,865 6,092
413,025
Broadcasting 4.4%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (5)(6) 14,825 12,268
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (5)(6) 28,775 24,890
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (5) 21,380 22,235
CMG Media, 8.875%, 12/15/27 (5)(6) 30,270 19,222
Gray Television, 5.375%, 11/15/31 (5)(6) 19,720 12,719
iHeartCommunications, 8.375%, 5/1/27 (6) 11,231 6,711
Lamar Media, 4.00%, 2/15/30  1,966 1,769
Lamar Media, 4.875%, 1/15/29  17,994 17,139
Neptune Bidco U.S., 9.29%, 4/15/29 (5) 21,125 19,805
Outfront Media Capital, 7.375%, 2/15/31 (5) 5,030 5,231
Scripps Escrow, 5.875%, 7/15/27 (5) 7,896 6,514
Sirius XM Radio, 4.00%, 7/15/28 (5) 32,360 29,165
Sirius XM Radio, 4.125%, 7/1/30 (5) 22,040 18,982
Sirius XM Radio, 5.00%, 8/1/27 (5) 25,425 24,217
Stagwell Global, 5.625%, 8/15/29 (5)(6) 37,860 33,506
Townsquare Media, 6.875%, 2/1/26 (5)(6) 10,423 10,058
Univision Communications, 6.625%, 6/1/27 (5) 8,316 8,046
Univision Communications, 7.375%, 6/30/30 (5)(6) 15,625 15,098
Univision Communications, 8.00%, 8/15/28 (5) 20,690 20,768
308,343
Building & Real Estate 1.0%
Brookfield Residential Properties, 6.25%, 9/15/27 (5) 8,075 7,833
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (5) 19,725 19,355
Howard Hughes, 4.125%, 2/1/29 (5)(6) 17,145 15,173
Howard Hughes, 4.375%, 2/1/31 (5)(6) 9,185 7,819
Howard Hughes, 5.375%, 8/1/28 (5) 15,510 14,579
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP) (5) 4,675 5,469
70,228
Building Products 1.7%
Advanced Drainage Systems, 6.375%, 6/15/30 (5) 5,590 5,590

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Beacon Roofing Supply, 6.50%, 8/1/30 (5) 4,765 4,795
Builders FirstSource, 6.375%, 6/15/32 (5) 6,625 6,617
Builders FirstSource, 6.375%, 3/1/34 (5) 10,865 10,838
New Enterprise Stone & Lime, 5.25%, 7/15/28 (5) 16,005 15,285
Specialty Building Products Holdings, 6.375%, 9/30/26 (5) 15,155 14,871
SRS Distribution, 6.00%, 12/1/29 (5) 12,995 12,069
Summit Materials, 5.25%, 1/15/29 (5) 24,640 23,685
Summit Materials, 6.50%, 3/15/27 (5) 14,375 14,375
Summit Materials, 7.25%, 1/15/31 (5) 9,330 9,656
117,781
Cable Operators 6.7%
Altice Financing, 5.00%, 1/15/28 (5) 42,875 37,837
Altice Financing, 5.75%, 8/15/29 (5) 21,665 18,632
Altice Financing, 9.625%, 7/15/27 (5) 6,660 6,677
Altice France Holding, 6.00%, 2/15/28 (5) 62,220 30,488
Altice France Holding, 10.50%, 5/15/27 (5) 42,405 26,927
C&W Senior Financing, 6.875%, 9/15/27 (5) 21,285 20,083
CCO Holdings, 4.50%, 8/15/30 (5) 21,590 17,893
CCO Holdings, 4.50%, 6/1/33 (5) 29,195 22,480
CCO Holdings, 6.375%, 9/1/29 (5)(6) 69,003 64,604
CCO Holdings, 7.375%, 3/1/31 (5) 36,835 35,546
CSC Holdings, 6.50%, 2/1/29 (5) 14,875 12,923
CSC Holdings, 7.50%, 4/1/28 (5) 27,525 19,474
CSC Holdings, 11.75%, 1/31/29 (5) 35,150 36,732
DIRECTV Financing, 5.875%, 8/15/27 (5)(6) 14,595 13,756
DISH DBS, 5.25%, 12/1/26 (5) 18,045 14,391
DISH DBS, 5.75%, 12/1/28 (5) 3,931 2,722
DISH DBS, 7.375%, 7/1/28 (6) 12,155 5,895
DISH DBS, 7.75%, 7/1/26 (6) 18,370 11,665
GCI, 4.75%, 10/15/28 (5) 16,575 14,855
LCPR Senior Secured Financing, 6.75%, 10/15/27 (5) 4,977 4,703
Midcontinent Communications, 5.375%, 8/15/27 (5) 4,567 4,327
Radiate Holdco, 6.50%, 9/15/28 (5) 15,550 7,464
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (5) 50,495 43,552
473,626
Chemicals 2.6%
Avient, 7.125%, 8/1/30 (5)(6) 24,679 25,173
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (5)(6) 7,945 8,243
Celanese U.S. Holdings, 6.55%, 11/15/30  6,785 7,042
Celanese U.S. Holdings, 6.70%, 11/15/33  24,665 25,895
Compass Minerals International, 6.75%, 12/1/27 (5) 2,765 2,696
CVR Partners, 6.125%, 6/15/28 (5) 23,275 21,937
GPD, 10.125%, 4/1/26 (5)(6) 21,890 20,194
Methanex, 5.125%, 10/15/27  8,088 7,734
Methanex, 5.25%, 12/15/29 (6) 7,440 7,059

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Methanex, 5.65%, 12/1/44  6,149 5,211
Tronox, 4.625%, 3/15/29 (5)(6) 12,575 11,097
Windsor Holdings III, 8.50%, 6/15/30 (5) 24,005 24,785
WR Grace Holdings, 5.625%, 8/15/29 (5) 21,150 18,506
185,572
Consumer Products 0.8%
Kontoor Brands, 4.125%, 11/15/29 (5) 8,920 8,017
Life Time, 5.75%, 1/15/26 (5) 14,956 14,769
Life Time, 8.00%, 4/15/26 (5) 17,289 17,419
Wolverine World Wide, 4.00%, 8/15/29 (5) 17,155 13,745
53,950
Container 1.4%
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (5)(6) 14,395 14,089
Ball, 6.00%, 6/15/29  24,050 24,080
Ball, 6.875%, 3/15/28  23,845 24,352
Sealed Air, 5.00%, 4/15/29 (5) 6,720 6,367
Sealed Air, 6.125%, 2/1/28 (5)(6) 7,795 7,766
Sealed Air, 6.875%, 7/15/33 (5)(6) 7,000 7,227
Sealed Air, 7.25%, 2/15/31 (5)(6) 9,125 9,422
Trident TPI Holdings, 12.75%, 12/31/28 (5) 4,600 4,910
98,213
Energy 13.9%
Aethon United BR, 8.25%, 2/15/26 (5) 33,850 34,019
AmeriGas Partners, 9.375%, 6/1/28 (5) 5,340 5,420
Antero Resources, 7.625%, 2/1/29 (5)(6) 3,402 3,504
Archrock Partners, 6.875%, 4/1/27 (5) 7,035 7,000
Chesapeake Energy, 6.75%, 4/15/29 (5) 31,105 31,183
Civitas Resources, 8.375%, 7/1/28 (5) 7,140 7,461
Civitas Resources, 8.625%, 11/1/30 (5) 7,880 8,432
Civitas Resources, 8.75%, 7/1/31 (5) 10,700 11,369
Comstock Resources, 5.875%, 1/15/30 (5) 14,255 12,402
Comstock Resources, 6.75%, 3/1/29 (5)(6) 20,286 18,714
Crescent Energy Finance, 7.25%, 5/1/26 (5) 30,380 30,228
Crescent Energy Finance, 9.25%, 2/15/28 (5) 17,305 18,062
DCP Midstream Operating, 6.75%, 9/15/37 (5)(6) 17,875 19,059
Diamond Foreign Asset, 8.50%, 10/1/30 (5) 14,375 14,716
Endeavor Energy Resources, 5.75%, 1/30/28 (5) 10,603 10,683
Energy Transfer, 6.00%, 2/1/29 (5) 6,010 6,017
Energy Transfer, 7.375%, 2/1/31 (5) 13,848 14,481
Ferrellgas, 5.375%, 4/1/26 (5) 16,640 16,474
Ferrellgas, 5.875%, 4/1/29 (5) 17,310 16,444
Gulfport Energy, 8.00%, 5/17/26 (5) 11,970 12,150
Hilcorp Energy I, 5.75%, 2/1/29 (5) 8,357 8,065
Hilcorp Energy I, 6.00%, 4/15/30 (5) 5,865 5,674
Hilcorp Energy I, 6.00%, 2/1/31 (5) 10,390 10,013

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilcorp Energy I, 6.25%, 4/15/32 (5) 11,395 11,053
Hilcorp Energy I, 8.375%, 11/1/33 (5) 21,846 23,403
Kinetik Holdings, 5.875%, 6/15/30 (5)(6) 37,200 36,223
Kinetik Holdings, 6.625%, 12/15/28 (5) 25,690 26,011
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (5) 41,585 40,753
Matador Resources, 5.875%, 9/15/26 (6) 7,776 7,689
NGL Energy Operating, 8.125%, 2/15/29 (5)(6) 7,760 7,808
NGL Energy Operating, 8.375%, 2/15/32 (5)(6) 23,160 23,507
Northriver Midstream Finance, 5.625%, 2/15/26 (5) 11,205 10,953
NuStar Logistics, 5.625%, 4/28/27  11,880 11,687
Occidental Petroleum, 6.20%, 3/15/40  26,120 26,447
Occidental Petroleum, 6.45%, 9/15/36  2,310 2,431
Occidental Petroleum, 7.95%, 6/15/39  16,520 19,081
Permian Resources Operating, 7.00%, 1/15/32 (5) 12,825 13,114
Permian Resources Operating, 9.875%, 7/15/31 (5) 12,880 14,265
Prairie Acquiror, 9.00%, 8/1/29 (5) 7,880 7,939
Range Resources, 4.75%, 2/15/30 (5)(6) 7,205 6,683
Range Resources, 8.25%, 1/15/29 (6) 5,870 6,105
Rockcliff Energy II, 5.50%, 10/15/29 (5) 8,625 7,913
Seadrill Finance, 8.375%, 8/1/30 (5) 21,400 21,989
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.135%,
12/15/28 (5) 17,600 17,199
Solaris Midstream Holdings, 7.625%, 4/1/26 (5) 8,490 8,469
Southwestern Energy, 4.75%, 2/1/32  39,910 36,218
Southwestern Energy, 5.375%, 3/15/30  12,685 12,082
Tallgrass Energy Partners, 6.00%, 3/1/27 (5) 9,025 8,867
Tallgrass Energy Partners, 6.00%, 12/31/30 (5) 15,270 14,201
Tallgrass Energy Partners, 6.00%, 9/1/31 (5)(6) 17,225 15,804
Tallgrass Energy Partners, 7.375%, 2/15/29 (5) 14,105 14,034
Transocean, 6.80%, 3/15/38  18,630 14,531
Transocean, 8.75%, 2/15/30 (5) 21,878 22,534
Transocean, 11.50%, 1/30/27 (5)(6) 10,835 11,309
Transocean Aquila, 8.00%, 9/30/28 (5) 7,550 7,682
Valaris, 8.375%, 4/30/30 (5) 10,905 11,205
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (5) 35,555 35,466
Venture Global LNG, 8.125%, 6/1/28 (5) 17,610 17,874
Venture Global LNG, 8.375%, 6/1/31 (5) 55,270 55,892
Venture Global LNG, 9.50%, 2/1/29 (5) 17,310 18,457
Vermilion Energy, 6.875%, 5/1/30 (5)(6) 15,500 14,880
983,328
Entertainment & Leisure 5.0%
Carnival, 6.00%, 5/1/29 (5)(6) 1,210 1,183
Carnival, 7.00%, 8/15/29 (5) 9,545 9,879
Carnival, 7.625%, 3/1/26 (5)(6) 46,490 46,955
Carnival, 10.50%, 6/1/30 (5)(6) 32,475 35,317
Cedar Fair, 5.25%, 7/15/29  14,395 13,567

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Churchill Downs, 5.75%, 4/1/30 (5) 20,555 19,758
Cinemark USA, 5.25%, 7/15/28 (5)(6) 14,525 13,545
Live Nation Entertainment, 4.75%, 10/15/27 (5)(6) 12,075 11,532
Merlin Entertainments Group U.S. Holdings, 7.375%, 2/15/31 (5) 6,720 6,720
Motion Finco, 7.375%, 6/15/30 (EUR) (5) 9,745 10,932
NCL, 5.875%, 3/15/26 (5) 19,710 19,217
NCL, 5.875%, 2/15/27 (5) 9,150 9,024
NCL, 7.75%, 2/15/29 (5)(6) 22,090 22,587
NCL, 8.125%, 1/15/29 (5) 6,568 6,905
NCL Finance, 6.125%, 3/15/28 (5)(6) 5,740 5,596
Royal Caribbean Cruises, 5.375%, 7/15/27 (5) 10,900 10,641
Royal Caribbean Cruises, 5.50%, 4/1/28 (5)(6) 12,378 12,130
Royal Caribbean Cruises, 6.25%, 3/15/32 (5) 9,490 9,514
Royal Caribbean Cruises, 8.25%, 1/15/29 (5) 13,750 14,592
Royal Caribbean Cruises, 9.25%, 1/15/29 (5) 16,740 17,954
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (5) 26,145 24,315
Six Flags Entertainment, 5.50%, 4/15/27 (5) 18,435 18,066
Six Flags Entertainment, 7.25%, 5/15/31 (5)(6) 16,558 16,641
356,570
Financial 9.8%
Acrisure, 8.25%, 2/1/29 (5) 12,105 11,939
Acrisure, 10.125%, 8/1/26 (5) 19,565 20,348
Alliant Holdings Intermediate, 5.875%, 11/1/29 (5) 8,595 7,843
Alliant Holdings Intermediate, 6.75%, 10/15/27 (5) 31,917 30,880
Alliant Holdings Intermediate, 7.00%, 1/15/31 (5) 28,435 28,222
AmWINS Group, 4.875%, 6/30/29 (5) 7,895 7,283
AmWINS Group, 6.375%, 2/15/29 (5) 7,100 7,100
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (5) 18,060 14,877
AssuredPartners, 7.50%, 2/15/32 (5) 18,068 17,752
Cobra AcquisitionCo, 6.375%, 11/1/29 (5) 13,230 10,931
Enact Holdings, 6.50%, 8/15/25 (5) 34,295 34,209
GTCR AP Finance, 8.00%, 5/15/27 (5) 19,525 19,525
HUB International, 5.625%, 12/1/29 (5) 25,111 23,290
HUB International, 7.25%, 6/15/30 (5) 42,120 42,857
HUB International, 7.375%, 1/31/32 (5) 33,140 33,223
Icahn Enterprises, 6.25%, 5/15/26  11,600 11,310
Jane Street Group, 4.50%, 11/15/29 (5)(6) 13,465 12,388
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (5) 20,555 21,352
LPL Holdings, 4.00%, 3/15/29 (5)(6) 13,290 12,160
LPL Holdings, 4.375%, 5/15/31 (5) 2,150 1,943
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (5) 12,810 10,857
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (5) 24,890 22,774
Navient, 4.875%, 3/15/28  18,380 16,795
Navient, 5.00%, 3/15/27  7,740 7,324
Navient, 5.50%, 3/15/29 (6) 17,480 15,798
Navient, 5.625%, 8/1/33  5,899 4,808

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Navient, 6.75%, 6/15/26 (6) 11,235 11,277
Navient, 9.375%, 7/25/30  28,765 30,059
Navient, 11.50%, 3/15/31  16,405 17,943
OneMain Finance, 3.50%, 1/15/27  8,640 7,927
OneMain Finance, 5.375%, 11/15/29  8,060 7,466
OneMain Finance, 6.625%, 1/15/28  16,230 16,088
OneMain Finance, 7.875%, 3/15/30  12,180 12,378
OneMain Finance, 9.00%, 1/15/29  39,595 41,574
PennyMac Financial Services, 4.25%, 2/15/29 (5) 22,055 19,794
PennyMac Financial Services, 7.875%, 12/15/29 (5) 15,693 16,046
PROG Holdings, 6.00%, 11/15/29 (5) 21,720 19,901
Ryan Specialty, 4.375%, 2/1/30 (5) 6,195 5,730
SLM, 4.20%, 10/29/25  6,486 6,275
Starwood Property Trust, 4.375%, 1/15/27 (5) 12,225 11,461
United Wholesale Mortgage, 5.50%, 4/15/29 (5)(6) 8,485 7,923
United Wholesale Mortgage, 5.75%, 6/15/27 (5)(6) 17,485 16,960
696,590
Food 1.0%
B&G Foods, 8.00%, 9/15/28 (5) 7,330 7,614
BellRing Brands, 7.00%, 3/15/30 (5) 16,625 16,937
Chobani, 7.625%, 7/1/29 (5) 13,750 13,819
Darling Ingredients, 6.00%, 6/15/30 (5) 17,950 17,613
Post Holdings, 6.25%, 2/15/32 (5) 8,490 8,511
Triton Water Holdings, 6.25%, 4/1/29 (5) 8,657 7,553
72,047
Forest Products 0.3%
Cascades, 5.375%, 1/15/28 (5) 11,620 11,155
Graphic Packaging International, 3.75%, 2/1/30 (5) 9,685 8,644
19,799
Gaming 4.2%
Caesars Entertainment, 6.50%, 2/15/32 (5) 9,620 9,656
Caesars Entertainment, 7.00%, 2/15/30 (5) 14,270 14,573
Caesars Entertainment, 8.125%, 7/1/27 (5)(6) 46,800 47,853
Churchill Downs, 6.75%, 5/1/31 (5) 14,940 14,903
Cirsa Finance International, 4.50%, 3/15/27 (EUR) (5) 7,505 7,910
Cirsa Finance International, 6.50%, 3/15/29 (EUR) (5) 2,900 3,170
Cirsa Finance International, 10.375%, 11/30/27 (EUR) (5) 2,322 2,705
International Game Technology, 5.25%, 1/15/29 (5) 25,335 24,448
International Game Technology, 6.25%, 1/15/27 (5) 17,023 17,044
Light & Wonder International, 7.00%, 5/15/28 (5) 9,365 9,412
Light & Wonder International, 7.25%, 11/15/29 (5) 36,995 37,735
Light & Wonder International, 7.50%, 9/1/31 (5)(6) 7,005 7,276
Lottomatica, 7.125%, 6/1/28 (EUR) (5) 3,325 3,799
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (5) 12,700 11,303
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 8,636

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Midwest Gaming Borrower, 4.875%, 5/1/29 (5) 13,340 12,189
Ontario Gaming GTA, 8.00%, 8/1/30 (5) 7,320 7,476
Playtika Holding, 4.25%, 3/15/29 (5) 12,570 10,653
Scientific Games Holdings, 6.625%, 3/1/30 (5) 14,995 14,058
Wynn Macau, 5.50%, 10/1/27 (5) 23,082 21,948
Wynn Resorts Finance, 5.125%, 10/1/29 (5)(6) 10,965 10,321
Wynn Resorts Finance, 7.125%, 2/15/31 (5) 610 628
297,696
Health Care 6.8%
AthenaHealth Group, 6.50%, 2/15/30 (5)(6) 33,940 30,376
Avantor Funding, 4.625%, 7/15/28 (5) 34,000 32,087
Bausch + Lomb, 8.375%, 10/1/28 (5) 14,400 15,012
CHS, 5.25%, 5/15/30 (5) 8,505 6,761
CHS, 6.00%, 1/15/29 (5) 12,215 10,444
CHS, 6.125%, 4/1/30 (5) 12,215 7,634
CHS, 8.00%, 12/15/27 (5)(6) 24,945 23,885
IQVIA, 6.50%, 5/15/30 (5) 7,175 7,265
LifePoint Health, 9.875%, 8/15/30 (5)(6) 2,351 2,439
LifePoint Health, 11.00%, 10/15/30 (5) 21,369 22,544
Medline Borrower, 5.25%, 10/1/29 (5) 45,740 42,309
Molina Healthcare, 4.375%, 6/15/28 (5) 14,875 13,871
MPT Operating Partnership, 5.00%, 10/15/27 (6) 13,235 10,770
Organon, 5.125%, 4/30/31 (5)(6) 16,810 14,394
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (5)(6) 15,655 15,577
Select Medical, 6.25%, 8/15/26 (5) 20,080 20,030
Star Parent, 9.00%, 10/1/30 (5) 13,820 14,563
Tenet Healthcare, 4.375%, 1/15/30  18,735 17,119
Tenet Healthcare, 6.125%, 10/1/28 (6) 45,700 45,186
Tenet Healthcare, 6.125%, 6/15/30  20,178 19,951
Tenet Healthcare, 6.75%, 5/15/31 (5) 10,730 10,824
Tenet Healthcare, 6.875%, 11/15/31  10,830 11,101
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  14,880 14,155
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  33,400 31,521
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  24,880 25,160
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  9,215 9,814
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,820 5,218
480,010
Information Technology 5.5%
Boxer Parent, 7.125%, 10/2/25 (5) 8,905 8,883
Boxer Parent, 9.125%, 3/1/26 (5) 14,650 14,650
Capstone Borrower, 8.00%, 6/15/30 (5) 21,410 22,079
Central Parent, 7.25%, 6/15/29 (5)(6) 47,395 47,632
Central Parent, 8.00%, 6/15/29 (5) 13,585 13,925
Cloud Software Group, 6.50%, 3/31/29 (5) 24,390 22,622
Cloud Software Group, 9.00%, 9/30/29 (5) 62,590 58,131

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Entegris, 5.95%, 6/15/30 (5) 50,035 48,909
Gen Digital, 6.75%, 9/30/27 (5) 17,780 17,847
Gen Digital, 7.125%, 9/30/30 (5)(6) 21,835 22,244
Go Daddy Operating, 5.25%, 12/1/27 (5) 7,220 7,003
Match Group Holdings II, 3.625%, 10/1/31 (5)(6) 13,540 11,424
Match Group Holdings II, 4.125%, 8/1/30 (5) 24,050 21,194
Match Group Holdings II, 4.625%, 6/1/28 (5) 8,145 7,636
Match Group Holdings II, 5.00%, 12/15/27 (5) 8,265 7,862
Match Group Holdings II, 5.625%, 2/15/29 (5)(6) 4,150 3,984
McAfee, 7.375%, 2/15/30 (5) 23,985 21,137
ROBLOX, 3.875%, 5/1/30 (5) 12,490 10,913
Twilio, 3.625%, 3/15/29  7,365 6,546
Twilio, 3.875%, 3/15/31  13,350 11,581
386,202
Lodging 0.7%
Hilton Domestic Operating, 4.00%, 5/1/31 (5) 16,975 15,086
Park Intermediate Holdings, 4.875%, 5/15/29 (5) 10,160 9,347
Park Intermediate Holdings, 5.875%, 10/1/28 (5) 8,775 8,523
RHP Hotel Properties, 4.50%, 2/15/29 (5)(6) 16,525 15,327
RHP Hotel Properties, 7.25%, 7/15/28 (5) 2,095 2,142
50,425
Manufacturing 1.3%
Hillenbrand, 3.75%, 3/1/31  9,145 7,796
Madison IAQ, 4.125%, 6/30/28 (5) 19,445 17,622
Madison IAQ, 5.875%, 6/30/29 (5)(6) 11,160 9,890
Mueller Water Products, 4.00%, 6/15/29 (5) 19,320 17,509
Sensata Technologies, 4.00%, 4/15/29 (5) 23,815 21,553
Sensata Technologies, 5.875%, 9/1/30 (5)(6) 11,945 11,587
Stevens Holding, 6.125%, 10/1/26 (5) 7,140 7,104
93,061
Metals & Mining 2.4%
Alcoa Nederland Holding, 6.125%, 5/15/28 (5)(6) 11,935 11,902
Arsenal AIC Parent, 8.00%, 10/1/30 (5)(6) 8,000 8,380
Arsenal AIC Parent, 11.50%, 10/1/31 (5) 13,525 14,844
ATI, 5.125%, 10/1/31  7,935 7,251
ATI, 7.25%, 8/15/30  5,695 5,830
Big River Steel, 6.625%, 1/31/29 (5) 19,532 19,581
ERO Copper, 6.50%, 2/15/30 (5) 10,911 10,294
FMG Resources, 5.875%, 4/15/30 (5) 12,210 11,874
GrafTech Finance, 4.625%, 12/15/28 (5)(6) 9,846 6,474
GrafTech Global Enterprises, 9.875%, 12/15/28 (5)(6) 11,513 9,124
Hecla Mining, 7.25%, 2/15/28  29,735 29,586
Hudbay Minerals, 6.125%, 4/1/29 (5)(6) 15,290 15,019
Mineral Resources, 9.25%, 10/1/28 (5) 8,985 9,423
Novelis, 4.75%, 1/30/30 (5) 14,150 12,930
172,512

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Other Telecommunications 0.1%
Level 3 Financing, 3.75%, 7/15/29 (5) 12,780 5,240
5,240
Real Estate Investment Trust Securities 0.9%
Necessity Retail, 4.50%, 9/30/28 (5)(6) 25,045 20,975
Service Properties Trust, 7.50%, 9/15/25  15,380 15,534
Service Properties Trust, 8.625%, 11/15/31 (5) 23,760 25,067
61,576
Restaurants 0.5%
Yum! Brands, 5.35%, 11/1/43  19,590 18,708
Yum! Brands, 6.875%, 11/15/37  14,435 15,590
34,298
Retail 1.0%
At Home Cayman, 11.50%, 5/12/28 (5) 3,692 2,538
At Home Group, 4.875%, 7/15/28 (5) 6,210 2,639
At Home Group, 7.125%, 5/12/28, (7.125% Cash or 8.625%
PIK) (5)(7) 7,950 3,419
Bath & Body Works, 6.625%, 10/1/30 (5) 26,510 26,643
Bath & Body Works, 6.694%, 1/15/27  1,620 1,636
Bath & Body Works, 6.95%, 3/1/33  7,052 6,840
Bath & Body Works, 7.50%, 6/15/29 (6) 9,820 10,090
Bath & Body Works, 9.375%, 7/1/25 (5) 3,971 4,140
Linens 'n Things, VR, EC, 8.338%, 1/15/20 (2)(4) 9,800 —
PetSmart, 7.75%, 2/15/29 (5) 10,150 10,023
67,968
Satellites 0.9%
Connect Finco, 6.75%, 10/1/26 (5) 21,750 21,342
Hughes Satellite Systems, 6.625%, 8/1/26 (6) 7,502 4,914
Intelsat Jackson Holdings, 6.50%, 3/15/30 (5) 11,350 10,499
Telesat Canada, 6.50%, 10/15/27 (5) 11,445 4,921
Viasat, 5.625%, 4/15/27 (5)(6) 17,309 16,249
Viasat, 7.50%, 5/30/31 (5)(6) 10,670 7,496
65,421
Services 6.4%
Adtalem Global Education, 5.50%, 3/1/28 (5) 12,012 11,351
Advantage Sales & Marketing, 6.50%, 11/15/28 (5) 11,480 10,662
Albion Financing 1, 6.125%, 10/15/26 (5) 16,845 16,592
Albion Financing 2, 8.75%, 4/15/27 (5) 7,065 7,083
Allied Universal Holdco, 6.00%, 6/1/29 (5)(6) 16,745 13,836
Allied Universal Holdco, 7.875%, 2/15/31 (5) 19,396 19,202
Allied Universal Holdco, 9.75%, 7/15/27 (5)(6) 41,150 40,893
eG Global Finance, 12.00%, 11/30/28 (5) 13,900 14,543
Fair Isaac, 4.00%, 6/15/28 (5) 19,945 18,474
Gartner, 3.625%, 6/15/29 (5) 8,025 7,162
GFL Environmental, 6.75%, 1/15/31 (5) 10,465 10,700

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GTCR W-2 Merger, 7.50%, 1/15/31 (5) 28,107 29,302
H&E Equipment Services, 3.875%, 12/15/28 (5) 30,820 27,815
Itelyum Regeneration, 4.625%, 10/1/26 (EUR) (5) 2,135 2,238
Loxam, 6.375%, 5/31/29 (EUR) (5) 4,175 4,665
Presidio Holdings, 8.25%, 2/1/28 (5) 19,285 18,996
Prime Security Services Borrower, 6.25%, 1/15/28 (5)(6) 18,475 18,198
Ritchie Bros Holdings, 6.75%, 3/15/28 (5)(6) 7,280 7,426
Ritchie Bros Holdings, 7.75%, 3/15/31 (5) 10,065 10,556
Sabre GLBL, 11.25%, 12/15/27 (5) 7,640 7,182
TK Elevator Holdco, 6.625%, 7/15/28 (EUR) (6) 21,330 22,149
TK Elevator Holdco, 7.625%, 7/15/28 (5) 8,098 7,855
TK Elevator U.S. Newco, 5.25%, 7/15/27 (5) 25,605 24,453
UKG, 6.875%, 2/1/31 (5) 75,885 76,739
United Rentals North America, 3.75%, 1/15/32 (6) 5,125 4,420
United Rentals North America, 3.875%, 2/15/31  15,500 13,717
Williams Scotsman, 7.375%, 10/1/31 (5) 9,541 9,875
456,084
Supermarkets 0.1%
Iceland Bondco, 4.625%, 3/15/25 (GBP)  1,187 1,483
Iceland Bondco, 10.875%, 12/15/27 (GBP) (5) 2,400 3,202
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 9.401%, 12/15/27
(EUR) (5) 2,390 2,603
7,288
Transportation 0.3%
Watco, 6.50%, 6/15/27 (5) 20,631 20,115
20,115
Utilities 4.1%
Calpine, 4.50%, 2/15/28 (5) 4,385 4,122
Calpine, 5.00%, 2/1/31 (5) 17,725 15,842
Calpine, 5.125%, 3/15/28 (5) 31,435 29,706
HAT Holdings I, 8.00%, 6/15/27 (5) 13,914 14,418
NRG Energy, VR, 10.25% (5)(8)(9) 5,220 5,527
PG&E, 5.00%, 7/1/28 (6) 24,607 23,469
PG&E, 5.25%, 7/1/30  30,655 28,810
Talen Energy Supply, 8.625%, 6/1/30 (5)(6) 34,154 35,947
Terraform Global Operating, 6.125%, 3/1/26 (5) 18,009 17,761
TerraForm Power Operating, 5.00%, 1/31/28 (5) 21,566 20,380
TransAlta, 7.75%, 11/15/29  5,070 5,241
Vistra, VR, 7.00% (5)(8)(9) 32,335 31,244
Vistra, VR, 8.00% (5)(8)(9) 41,780 41,780
Vistra Operations, 7.75%, 10/15/31 (5) 19,050 19,669
293,916
Wireless Communications 0.5%
Iliad Holding SASU, 6.50%, 10/15/26 (5) 25,855 25,564

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Cellular, 6.70%, 12/15/33 (6) 7,270 7,134
32,698
Total Corporate Bonds (Cost $6,795,778) 6,566,808
MUNICIPAL SECURITIES 0.4%
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 53,161 31,099
Total Municipal Securities (Cost $29,136) 31,099
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.39% (11)(12) 79,678 79,678
Total Short-Term Investments (Cost $79,678) 79,678
SECURITIES LENDING COLLATERAL 3.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (11)(12) 10,019 10,019
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 10,019
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 5.39% (11)(12) 200,714 200,714
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 200,714
Total Securities Lending Collateral (Cost $210,733) 210,733
Total Investments in Securities 101.9%
(Cost $7,438,445) $ 7,217,094
Other Assets Less Liabilities (1.9)% (137,947)
Net Assets 100.0% $ 7,079,147

T. ROWE PRICE High Yield Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Non-income producing
(3) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$5,466,290 and represents 77.2% of net assets.
(6) All or a portion of this security is on loan at February 29, 2024.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 * 8,875 (1,590) (354) (1,236)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (1,236)
Total Centrally Cleared Swaps (1,236)
Net payments (receipts) of variation margin to date 1,222
Variation margin receivable (payable) on centrally cleared swaps $ (14)
* Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 5/24/24 USD 14,529 EUR 13,453 $ (63)
Deutsche Bank 5/24/24 USD 2,877 EUR 2,662 (10)
Standard Chartered 4/19/24 USD 535 GBP 421 3
State Street 4/19/24 USD 9,707 GBP 7,620 86
State Street 5/24/24 USD 60,078 EUR 55,549 (168)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (152)

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 2,623++
Totals $ —# $ — $ 2,623+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 108,239  ¤  ¤ $ 290,411
Total $ 290,411^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,623 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $290,411.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE High Yield Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable,

T. ROWE PRICE High Yield Fund

including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 299,591 $ — $ 299,591
Common Stocks 60,284 — — 60,284
Convertible Preferred Stocks — — — —
Corporate Bonds — 6,566,808 — 6,566,808
Short-Term Investments 79,678 — — 79,678
Securities Lending Collateral 210,733 — — 210,733
Total Securities 350,695 6,866,399 — 7,217,094
Forward Currency Exchange
Contracts — 89 — 89
Total $ 350,695 $ 6,866,488 $ — $ 7,217,183
Liabilities
Swaps* $ — $ 1,236 $ — $ 1,236
Forward Currency Exchange
Contracts — 241 — 241
Total $ — $ 1,477 $ — $ 1,477
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F57-054Q3 02/24